Acquisitions (Details) - Schedule of purchase price allocation for the assets acquired and liabilities	12 Months Ended
Dec. 31, 2021 USD ($)
Acquisition of DSO [Member]
Acquisitions (Details) - Schedule of purchase price allocation for the assets acquired and liabilities [Line Items]
Tangible assets acquired	$ 3,700,000
Liabilities assumed	(1,102,057)
Intangible assets	8,060,000
Goodwill	1,342,000
Net assets acquired	12,000,000
Acquisition of Nexus [Member]
Acquisitions (Details) - Schedule of purchase price allocation for the assets acquired and liabilities [Line Items]
Tangible assets acquired	44,330
Liabilities assumed	(21,567)
Intangible assets	5,977,237
Net assets acquired	6,000,000
Acquisition of GSP [Member]
Acquisitions (Details) - Schedule of purchase price allocation for the assets acquired and liabilities [Line Items]
Tangible assets acquired	114,284
Liabilities assumed	(273,504)
Intangible assets	584,220
Net assets acquired	$ 425,000